Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Granite Point Mortgage Trust Inc. 590 Madison Avenue New York, New York 10022

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Granite Point Mortgage Trust Inc. (the “Company”) and J.P. Morgan Securities LLC, Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC and Citigroup Global Markets Inc. (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of notes by GPMT 2019-FL2, Ltd. and GPMT 2019-FL2 LLC.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 7, 2019, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information, with respect to 28 commercial mortgage loans secured by 28 mortgaged properties (the “Mortgage Assets”).

From November 1, 2018 through February 5, 2019, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current

Member of Deloitte Touche Tohmatsu Limited

prevailing terms with respect to the corresponding Mortgage Assets, (iii) existence or ownership of the Mortgage Assets or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,
/s/ Deloitte & Touche LLP
February 7, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

•	Loan agreement, promissory note, subordinate loan agreement, subordinate promissory note, mezzanine loan agreement, mezzanine promissory note, amendment to loan documents or assignment and assumption of loan and omnibus amendment to loan documents (collectively, the “Loan Agreement”);
•	Mortgage, deed of trust, security agreement or assignment of leases (collectively, the “Deed of Trust”);
•	Tenants in common agreement (the “TIC Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	Interest rate cap agreement or interest rate cap confirmation (collectively, the “Interest Rate Cap Agreement”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwriting Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement, lockbox agreement and/or deposit account agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report and draft seismic report (collectively, the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate or insurance summary report (collectively, the “Insurance Certificate”);
•	Property management agreement or assignment of property management agreement (collectively, the “Property Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”); and
•	Asset Summary Report (the “ASR”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Loan Type	Loan Agreement
3	Property Name	None – Company Provided
4	Property Address	Appraisal Report/Property Condition Report
5	Property City	Appraisal Report/Property Condition Report
6	Property State	Appraisal Report/Property Condition Report
7	Property Zip Code	Appraisal Report/Property Condition Report
8	Property County	Appraisal Report/Property Condition Report
9	Year Built	Appraisal Report/Property Condition Report
10	Year Renovated	Appraisal Report/Property Condition Report
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No of Units	Rent Roll/Appraisal Report
14	Unit of Measure	Rent Roll/Appraisal Report
15	Occupancy %	Rent Roll/Appraisal Report
16	Occupancy Source Date	Rent Roll/Appraisal Report
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
18	Assumed Loan (Y/N)	Loan Agreement
19	Borrower Name	Loan Agreement
20	Sponsor	ASR
21	Related Borrower (Y/N)	None – Company Provided
22	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
23	Annual Debt Service Payment (P&I)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
25	Commitment Original Balance ($)	Loan Agreement
26	Initial Funded Amount ($)	Loan Agreement
27	Future Funding Trigger / Requirements	Loan Agreement
28	Cut-off Date Future Funding Remaining Balance ($)	Refer to Calculation Procedures below
29	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
30	Cut-off Date Contributed Balance	Servicer Report
31	Mortgage Loan % of Cut-off Date Contributed Balance	Refer to Calculation Procedures below
32	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
33	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
34	Committed Mortgage Loan Balance / Unit ($)	Refer to Calculation Procedures below
35	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
36	Note Date	Loan Agreement
37	First Payment Date	Loan Agreement
38	Initial Maturity Date	Loan Agreement

Count	Characteristic	Source Document
39	Fully Extended Maturity Date	Loan Agreement
40	Initial Loan Term (Original)	Refer to Calculation Procedures below
41	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
42	Cut-off Date Seasoning	Refer to Calculation Procedures below
43	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
44	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
45	Extension Options	Loan Agreement
46	Extension Options Description	Loan Agreement
47	1st Extension Option Description	Loan Agreement
48	2nd Extension Option Description	Loan Agreement
49	3rd Extension Option Description	Loan Agreement
50	4th Extension Option Description	Not Applicable
51	5th Extension Option Description	Not Applicable
52	First Extension Period (Months)	Loan Agreement
53	First Extension Fee %	Loan Agreement
54	First Extension Fee ($)	Refer to Calculation Procedures below
55	First Extension Floor	Loan Agreement
56	First Extension Cap	Loan Agreement
57	Second Extension Period (Months)	Loan Agreement
58	Second Extension Fee %	Loan Agreement
59	Second Extension Fee ($)	Refer to Calculation Procedures below
60	Second Extension Floor	Loan Agreement
61	Second Extension Cap	Loan Agreement
62	Third Extension Period (Months)	Loan Agreement
63	Third Extension Fee %	Loan Agreement
64	Third Extension Fee ($)	Refer to Calculation Procedures below
65	Third Extension Floor	Loan Agreement
66	Third Extension Cap	Loan Agreement
67	Fourth Extension Period (Months)	Not Applicable
68	Fourth Extension Fee %	Not Applicable
69	Fourth Extension Fee ($)	Not Applicable
70	Fourth Extension Floor	Not Applicable
71	Fourth Extension Cap	Not Applicable
72	Fifth Extension Period (Months)	Not Applicable
73	Fifth Extension Fee %	Not Applicable
74	Fifth Extension Fee ($)	Not Applicable
75	Fifth Extension Floor	Not Applicable
76	Fifth Extension Cap	Not Applicable
77	Exit Fee %	Loan Agreement
78	Exit Fee ($)	Refer to Calculation Procedures below
79	Exit Fee Balance	Loan Agreement
80	Rate Type	Loan Agreement
81	Index for Floating Rate	Loan Agreement
82	Fully Funded Mortgage Loan Margin %	Loan Agreement
83	Rounding Factor	Loan Agreement

Count	Characteristic	Source Document
84	Time of Rounding (Before Spread, After Spread, N/A)	Loan Agreement
85	Rounding Direction	Loan Agreement
86	Lookback Period	Loan Agreement
87	LIBOR Floor %	Loan Agreement
88	Mortgage Rate Floor	Refer to Calculation Procedures below
89	LIBOR Cap Strike Price %	Interest Rate Cap Agreement
90	Mortgage Rate Cap	Refer to Calculation Procedures below
91	LIBOR Cap Provider	Interest Rate Cap Agreement
92	LIBOR Cap Provider Rating	Ratings Screenshots
93	LIBOR Cap Expiration Date	Interest Rate Cap Agreement
94	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
95	B Note / Mezz Loan %	Refer to Calculation Procedures below
96	Interest Accrual Basis	Loan Agreement
97	Interest Rate Change	Loan Agreement
98	Interest Rate Change Amount	Loan Agreement
99	Interest Rate Change Trigger	Loan Agreement
100	Grace Period Default (Days)	Loan Agreement
101	Grace Period Late (Days)	Loan Agreement
102	Grace Period Balloon (Days)	Loan Agreement
103	Original Prepayment Provision	Loan Agreement
104	Remaining Prepayment Provision	Loan Agreement
105	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
106	Rate for Prepayment Protection	Loan Agreement
107	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
108	Partial Release and/or Prepayment Description	Loan Agreement
109	IO Number of Months through Initial Term	Loan Agreement
110	IO Number of Months through Fully Extended Loan Term	Loan Agreement
111	Amortization Style	Loan Agreement
112	Amort Constant Number of Months	Loan Agreement
113	Amortization Rate	Loan Agreement
114	Amortization Rate Mechanics	Loan Agreement
115	Amortization Constant Basis	Loan Agreement
116	Amortization Rate Basis	Loan Agreement
117	Amortization Type During Initial Term	Loan Agreement
118	Amortization Type During Extensions	Loan Agreement
119	Appraisal Valuation Date	Appraisal Report
120	As-Is Appraised Value	Appraisal Report
121	Stabilized Appraised Value	Appraisal Report
122	Appraisal Anticipated Stabilization Date	Appraisal Report
123	USPAP Appraisal (Y/N)	Appraisal Report

Count	Characteristic	Source Document
124	FIRREA Appraisal (Y/N)	Appraisal Report
125	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
126	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
127	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
128	Third Most Recent As Of Date	Underwriting Model
129	Third Most Recent Actual Revenues	Underwriting Model
130	Third Most Recent Actual Expenses	Underwriting Model
131	Third Most Recent Actual NOI	Underwriting Model
132	Third Most Recent Actual NCF	Underwriting Model
133	Second Most Recent As Of Date	Underwriting Model
134	Second Most Recent Actual Revenues	Underwriting Model
135	Second Most Recent Actual Expenses	Underwriting Model
136	Second Most Recent Actual NOI	Underwriting Model
137	Second Most Recent Actual NCF	Underwriting Model
138	Most Recent As Of Date	Underwriting Model
139	Most Recent Actual Revenues	Underwriting Model
140	Most Recent Actual Expenses	Underwriting Model
141	Most Recent Actual NOI	Underwriting Model
142	Most Recent Actual NCF	Underwriting Model
143	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
144	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
145	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
146	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
147	Underwritten Occupancy %	Underwriting Model
148	Underwritten Revenues	Underwriting Model
149	Underwritten Expenses	Underwriting Model
150	Underwritten NOI	Underwriting Model
151	Underwritten Reserves	Underwriting Model
152	Underwritten NCF	Underwriting Model
153	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
154	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
155	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
156	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
157	Underwritten Stabilized Occupancy %	Underwriting Model
158	Underwritten Stabilized Revenues	Underwriting Model
159	Underwritten Stabilized Expenses	Underwriting Model
160	Underwritten Stabilized NOI	Underwriting Model
161	Underwritten Stabilized Reserves	Underwriting Model

Count	Characteristic	Source Document
162	Underwritten Stabilized NCF	Underwriting Model
163	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
164	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
165	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
167	Appraisal Stabilized Occupancy %	Underwriting Model
168	Appraisal Stabilized Revenues	Underwriting Model
169	Appraisal Stabilized Expenses	Underwriting Model
170	Appraisal Stabilized NOI	Underwriting Model
171	Appraisal Stabilized Reserves	Underwriting Model
172	Appraisal Stabilized NCF	Underwriting Model
173	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
174	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
175	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
176	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
177	Loan Cross Portfolio Name	Loan Agreement
178	Lien Position	Title Policy
179	Full Recourse (Y/N/Partial)	Guaranty
180	Recourse Provisions	Guaranty
181	Recourse Carveout Guarantor	Loan Agreement/Guaranty
182	Title Vesting (Fee/Leasehold/Both)	Title Policy
183	Ground Lease Payment (Annual)	Ground Lease
184	Ground Lease Initial Expiration Date	Ground Lease
185	Ground Lease Extension (Y/N)	Ground Lease
186	# of Ground Lease Extension Options	Ground Lease
187	Ground Lease Expiration Date with Extension	Ground Lease
188	Type of Lockbox	Loan Agreement/CMA
189	Cash Management (Springing/In-place)	Loan Agreement/CMA
190	Lockbox Trigger Event	Loan Agreement/CMA
191	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Loan Agreement/Servicer Report
192	Environmental Escrow (Cut-off Date)	Loan Agreement/Servicer Report
193	Tax Escrow (Cut-off Date)	Loan Agreement/Servicer Report
194	Tax Escrow (Monthly)	Loan Agreement/Servicer Report
195	Springing Tax Escrow Description	Loan Agreement
196	Insurance Escrow (Cut-off Date)	Loan Agreement/Servicer Report

Count	Characteristic	Source Document
197	Insurance Escrow (Monthly)	Loan Agreement/Servicer Report
198	Springing Insurance Escrow Description	Loan Agreement
199	Replacement Reserve (Cut-off Date)	Loan Agreement/Servicer Report
200	Replacement Reserve (Monthly)	Loan Agreement/Servicer Report
201	Springing Replacement Reserve Description	Loan Agreement
202	TI/LC Reserve (Cut-off Date)	Loan Agreement/Servicer Report
203	Monthly TI/LC Reserve ($)	Loan Agreement/Servicer Report
204	Springing TI/LC Reserve Description	Loan Agreement
205	Cut-off Other Reserve 1 ($)	Loan Agreement/Servicer Report
206	Other Escrow 1 (Monthly)	Loan Agreement/Servicer Report
207	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
208	Cut-off Other Reserve 2 ($)	Loan Agreement/Servicer Report
209	Other Escrow 2 (Monthly)	Loan Agreement/Servicer Report
210	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
211	Engineering Report Date	Property Condition Report
212	Environmental Report Date (Phase I)	ESA Phase I Report
213	Environmental Report Date (Phase II)	ESA Phase II Report
214	Environmental Insurance (Y/N)	Insurance Certificate
215	Seismic Report Date	Seismic Report
216	Seismic PML %	Seismic Report
217	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
218	Single-Tenant (Y/N)	Rent Roll
219	Property Manager	Loan Agreement/Property Management Agreement
220	TIC (Y/N)	Loan Agreement/TIC Agreement
221	Max Number of TICs	Loan Agreement/TIC Agreement
222	Single Purpose Borrower (Y/N)	Loan Agreement
223	Independent Director (Y/N)	Loan Agreement
224	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
225	DST (Y/N)	Loan Agreement/Deed of Trust
226	IDOT (Y/N)	Deed of Trust
227	Largest Tenant Name	Rent Roll
228	Largest Tenant SqFt	Rent Roll
229	Largest Tenant Exp Date	Rent Roll
230	2nd Largest Tenant Name	Rent Roll
231	2nd Largest Tenant SqFt	Rent Roll
232	2nd Largest Tenant Exp Date	Rent Roll
233	3rd Largest Tenant Name	Rent Roll
234	3rd Largest Tenant SqFt	Rent Roll
235	3rd Largest Tenant Exp Date	Rent Roll
236	4th Largest Tenant Name	Rent Roll
237	4th Largest Tenant Sqft	Rent Roll
238	4th Largest Tenant Exp Date	Rent Roll

Count	Characteristic	Source Document
239	5th Largest Tenant Name	Rent Roll
240	5th Largest Tenant Sqft	Rent Roll
241	5th Largest Tenant Exp Date	Rent Roll
242	Senior Debt Amount	Loan Agreement
243	Senior Debt Holder	Not Applicable
244	Senior Debt Rate	Not Applicable
245	Floor	Not Applicable
246	Maturity	Not Applicable
247	Amort	Not Applicable
248	Administrative Fee Rate	Not Applicable
249	Net Mortgage Rate	Not Applicable
250	In-place Senior Debt Service	Not Applicable
251	As Stabilized Senior Debt Service	Not Applicable
252	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
253	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Not Applicable
254	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
255	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
256	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
257	Permitted Future Debt (Y/N)	Loan Agreement
258	Type	Not Applicable
259	Subordinate Debt (Y/N)	Loan Agreement
260	Subordinate Debt Type (B-Note/Mezz)	None – Company Provided
261	Subordinate Debt Interest Rate	Not Applicable
262	Subordinate Debt Fixed Amortization	Not Applicable
263	Cut-off Other Reserve 3 ($)	Loan Agreement/Servicer Report
264	Other Escrow 3 (Monthly)	Loan Agreement/Servicer Report
265	Other (Springing) Escrow Reserve 3 Description	Loan Agreement/Servicer Report
266	Cut-off Other Reserve 4 ($)	Loan Agreement/Servicer Report
267	Other Escrow 4 (Monthly)	Loan Agreement/Servicer Report
268	Other (Springing) Escrow Reserve 4 Description	Loan Agreement/Servicer Report
269	Cut-off Other Reserve 5 ($)	Loan Agreement/Servicer Report
270	Other Escrow 5 (Monthly)	Loan Agreement/Servicer Report
271	Other (Springing) Escrow Reserve 5 Description	Loan Agreement/Servicer Report
272	Cut-off Other Reserve 6 ($)	Loan Agreement/Servicer Report
273	Other Escrow 6 (Monthly)	Loan Agreement/Servicer Report

Count	Characteristic	Source Document
274	Other (Springing) Escrow Reserve 6 Description	Loan Agreement/Servicer Report

Calculation Procedures

With respect to Characteristic 22, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (P&I) as the 12-month payment sum beginning on the payment date following the IO Number of Months through Initial Term of the (i) scheduled principal payments, using the Amort Constant Number of Months, Amortization Rate and the Mortgage Loan Cut-off Date Balance ($), and (ii) assumed interest payments calculated based on the Fully Funded Mortgage Loan Rate % and Interest Accrual Basis. This procedure is only performed for those Mortgage Assets with an Amortization Type During Initial Term of “Interest-only, Amortizing Balloon.”

With respect to Characteristic 24, we recomputed the Annual Debt Service Payment (Cap) for those Mortgage Assets with an Amortization Type During Initial Term of (x) “Interest-only, Balloon,” as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Rate Cap and (iii) a fraction equal to 365/360 and (y) “Interest-only, Amortizing Balloon,” as the 12-month payment sum beginning on the payment date following the IO Number of Months through Initial Term of the (i) scheduled principal payments, using the Amort Constant Number of Months, Amortization Rate and the Mortgage Loan Cut-off Date Balance ($), and (ii) assumed interest payments calculated based on the Mortgage Rate Cap and Interest Accrual Basis.

With respect to Characteristic 28, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 31, we recomputed the Mortgage Loan % of Cut-off Date Contributed Balance by dividing the Cut-off Date Contributed Balance for such Mortgage Asset by the aggregate sum of the Cut-off Date Contributed Balances of all the Mortgage Assets.

With respect to Characteristic 32, (x) we recomputed the Mortgage Loan Balloon Payment ($), for those Mortgage Assets with an Amortization Type During Initial Term of “Interest-only, Amortizing Balloon,” using the (i) Mortgage Loan Cut-off Date Balance ($), (ii) Fully Funded Mortgage Loan Rate %, (iii) payment date occurring in February 2019 (the “Cut-off Date,” as stipulated by representatives of the Company), (iv) Initial Maturity Date, (v) the IO Number of Months through Initial Term, (vi) the Cut-off Date Seasoning and (vii) the Annual Debt Service Payment (P&I) and (y) we compared the Mortgage Loan Balloon Payment ($), for those Mortgage Assets with an Amortization Type During Initial Term of “Interest-only, Balloon” to the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 33, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units.

With respect to Characteristic 34, we recomputed the Committed Mortgage Loan Balance / Unit ($) by dividing the Commitment Original Balance ($) by the No of Units.

With respect to Characteristic 35, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units.

With respect to Characteristic 40, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 41, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 42, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 43, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 44, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 54, we recomputed the First Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the First Extension Fee %.

With respect to Characteristic 59, we recomputed the Second Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Second Extension Fee %. This procedure was only performed for those Mortgage Assets with a Second Extension Fee %.

With respect to Characteristic 64, we recomputed the Third Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Third Extension Fee %. This procedure was only performed for those Mortgage Assets with a Third Extension Fee %.

With respect to Characteristic 78, we recomputed the Exit Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Exit Fee %.

With respect to Characteristic 88, we recomputed the Mortgage Rate Floor by adding the LIBOR Floor % to the Fully Funded Mortgage Loan Margin %.

With respect to Characteristic 90, we recomputed the Mortgage Rate Cap by adding the LIBOR Cap Strike Price % to the Fully Funded Mortgage Loan Margin %.

With respect to Characteristic 94, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of (i) the LIBOR Floor % and (ii) an “Assumed LIBOR” of 2.50269% as of December 31, 2018, as stipulated by representatives of the Company and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread, N/A) and Rounding Direction.

With respect to Characteristic 95, we recomputed the B Note / Mezz Loan % by dividing the Cut-off Date Subordinate Debt/Mezz Loan Bal by the Cut-off Date Total Debt Balance. This procedure was performed for only those Mortgage Assets with Subordinate Debt.

With respect to Characteristic 125, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by the As-Is Appraised Value.

With respect to Characteristic 126, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the Commitment Original Balance ($) by the Stabilized Appraised Value, if any, or else by the As-Is Appraised Value.

With respect to Characteristic 127, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Payment ($) by the Stabilized Appraised Value, if any, or else by the As-Is Appraised Value.

With respect to Characteristic 143, we recomputed the Mortgage Loan Most Recent NOI DSCR for those Mortgage Assets with an Amortization Type During Initial Term of (x) “Interest-only, Balloon” by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (IO) and (y) “Interest-only, Amortizing Balloon” by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (P&I). This procedure was only performed for those Mortgage Assets with a Most Recent Actual NOI.

With respect to Characteristic 144, we recomputed the Mortgage Loan Most Recent NCF DSCR for those Mortgage Assets with an Amortization Type During Initial Term of (x) “Interest-only, Balloon” by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (IO) and (y) “Interest-only, Amortizing Balloon” by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (P&I). This procedure was only performed for those Mortgage Assets with a Most Recent Actual NCF.

With respect to Characteristic 145, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Mortgage Assets with a Most Recent Actual NOI.

With respect to Characteristic 146, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Mortgage Assets with a Most Recent Actual NCF.

With respect to Characteristic 153, we recomputed the Mortgage Loan Underwritten NOI DSCR (x) for those Mortgage Assets with an Amortization Type During Initial Term of “Interest-only, Balloon” by dividing the Underwritten NOI by the Annual Debt Service Payment (IO) and (y) for those Mortgage Assets with an Amortization Type During Initial Term of “Interest-only, Amortizing Balloon” by dividing the Underwritten NOI by the Annual Debt Service Payment (P&I), except with respect to the Mortgage Assets identified on the Data File as "The Meier & Frank Building," "100 Jefferson Road," "One Union Center," "St. Jean Apartments," "The Quinn at Westchase," "58-30 Grand Avenue," "The Bloc," "South City Plaza," "Flats on LaSalle," "446 West 14th Street," "Gramercy Plaza," "Vantage on the Park," "Wilton Shoppes," "One Pine Apartments" and "Plaza at Eastlake," we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 154, we recomputed the Mortgage Loan Underwritten NCF DSCR (x) for those Mortgage Assets with an Amortization Type During Initial Term of “Interest-only, Balloon” by dividing the Underwritten NCF by the Annual Debt Service Payment (IO) and (y) for those Mortgage Assets with an Amortization Type During Initial Term of “Interest-only, Amortizing Balloon,” by dividing the Underwritten NCF by the Annual Debt Service Payment (P&I), except with respect to the Mortgage Assets identified on the Data File as "The Meier & Frank Building," "100 Jefferson Road," "One Union Center," "St. Jean Apartments," "The Quinn at Westchase," "58-30 Grand Avenue," "The Bloc," "South City Plaza," "Flats on LaSalle," "446 West 14th Street," "Gramercy Plaza," "Vantage on the Park," "Wilton Shoppes," "One Pine Apartments" and "Plaza at Eastlake," we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 155, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Mortgage Loan Cut-off Date Balance ($), except with respect to the Mortgage Assets identified on the Data File as "One Union Center" and "Gramercy Plaza," we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each such Collateral Interest is equal to 0.0.

With respect to Characteristic 156, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Mortgage Loan Cut-off Date Balance ($), except with respect to the Mortgage Assets identified on the Data File as "One Union Center" and "Gramercy Plaza," we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each such Collateral Interest is equal to 0.0.

With respect to Characteristic 163, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment (as determined below). We computed the “Fully Funded Annual Debt Service Payment” for those Mortgage Assets (except as indicated below) with an Amortization Type During Initial Term of (x) “Interest-only, Balloon” as the product of (i) the Commitment Original Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360 and (y) “Interest-only, Amortizing Balloon” as the 12-month payment sum beginning on the payment date following the IO Number of Months through Initial Term of the (i) scheduled principal payments, using the Amort Constant Number of Months, Amortization Rate and the Commitment Original Balance ($) and (ii) assumed interest payments calculated based on the Fully Funded Mortgage Loan Rate % and Interest Accrual Basis. With respect to the Mortgage Asset identified on the Data File as “Flats on LaSalle,” we were instructed by representatives of the Company to recompute the Fully Funded Annual Debt Service Payment as the product of (i) the Commitment Original Balance ($), (ii) the sum of (x) Fully Funded Mortgage Loan Rate % and (y) Interest Rate Change Amount, and (iii) a fraction equal to 365/360.

With respect to Characteristic 164, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment (as determined above).

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Commitment Original Balance ($).

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Commitment Original Balance ($).

With respect to Characteristic 173, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment (as determined above).

With respect to Characteristic 174, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment (as determined above).

With respect to Characteristic 175, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the Commitment Original Balance ($).

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the Commitment Original Balance ($).

With respect to Characteristic 252, we compared the Cut-off Date Total Debt Balance to the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 254, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the Cut-off Date Total Debt Balance by the As-Is Appraised Value.

With respect to Characteristic 255, we compared the Cut-off Date Total Debt Ann Debt Service ($) for those Mortgage Assets with an Amortization Type During Initial Term of (x) “Interest-only, Balloon,” to the Annual Debt Service Payment (IO) and (y) “Interest-only, Amortizing Balloon,” to the Annual Debt Service Payment (P&I).

With respect to Characteristic 256, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($), except with respect to the Mortgage Assets identified on the Data File as "The Meier & Frank Building," "100 Jefferson Road," "One Union Center," "St. Jean Apartments," "The Quinn at Westchase," "58-30 Grand Avenue," "The Bloc," "South City Plaza," "Flats on LaSalle," "446 West 14th Street," "Gramercy Plaza," "Vantage on the Park," "Wilton Shoppes," "One Pine Apartments" and "Plaza at Eastlake," we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Collateral Interest is equal to 1.00.